CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2022	$ 203	$ 748,109	$ (74,209)	$ 1,886,311	$ 2,560,414
Balance (in shares) at Dec. 31, 2022	20,350,000
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)				576,299	576,299
Dividends				(60,698)	(60,698)
Repurchase of common stock	$ (11)	(70,599)			$ (70,610)
Repurchase of common stock (in shares)	(1,131,000)				(1,131,040)
Stock based compensation	$ 2	12,678			$ 12,680
Stock based compensation (in shares)	200,000
Issuance of common stock		2			2
Net movement in other comprehensive loss			(1,770)		(1,770)
Balance at Dec. 31, 2023	$ 194	690,190	(75,979)	2,401,912	3,016,317
Balance (in shares) at Dec. 31, 2023	19,419,000
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)				505,073	505,073
Dividends				(62,809)	(62,809)
Repurchase of common stock	$ (6)	(53,884)			$ (53,890)
Repurchase of common stock (in shares)	(661,000)				(661,103)
Stock based compensation	$ 2	14,556			$ 14,558
Stock based compensation (in shares)	230,000
Issuance of common stock		2			2
Net movement in other comprehensive loss			5,549		5,549
Balance at Dec. 31, 2024	$ 190	650,864	(70,430)	2,844,176	3,424,800
Balance (in shares) at Dec. 31, 2024	18,988,000
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)				494,614	494,614
Dividends				(63,568)	(63,568)
Repurchase of common stock	$ (9)	(76,051)			$ (76,060)
Repurchase of common stock (in shares)	(928,000)				(927,527)
Stock based compensation	$ 2	16,753			$ 16,755
Stock based compensation (in shares)	204,000
Issuance of common stock		18			18
Net movement in other comprehensive loss			(982)		(982)
Balance at Dec. 31, 2025	$ 183	$ 591,584	$ (71,412)	$ 3,275,222	$ 3,795,577
Balance (in shares) at Dec. 31, 2025	18,264,000